Quarterly Information (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information
13. QUARTERLY INFORMATION (unaudited)

In millions, except per share amounts	First	Second	Third	Fourth
2012
Total revenues	$1,244	$1,409	$1,435	$1,642
Gross margin	298	357	358	332
Operating income (loss)	49	101	89	(7)
Income (loss) from continuing operations (attributable to NCR)	38	67	58	(23)
Income (loss) from discontinued operations, net of tax	(9)	13	(1)	3
Net income (loss) attributable to NCR	$29	$80	$57	$(20)
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.24	$0.42	$0.36	$(0.14)
Diluted	$0.23	$0.41	$0.35	$(0.14)
Net income (loss) per common share:
Basic	$0.18	$0.50	$0.36	$(0.12)
Diluted	$0.18	$0.49	$0.35	$(0.12)

2011
Total revenues	$1,058	$1,272	$1,360	$1,601
Gross margin	219	279	299	385
Operating income (loss)	20	62	28	102
Income (loss) from continuing operations (attributable to NCR)	19	45	23	59
Income (loss) from discontinued operations, net of tax	(6)	(12)	(7)	(68)
Net income (loss) attributable to NCR	$13	$33	$16	$(9)
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.12	$0.29	$0.15	$0.37
Diluted	$0.12	$0.28	$0.14	$0.37
Net income (loss) per common share:
Basic	$0.08	$0.21	$0.10	$(0.06)
Diluted	$0.08	$0.21	$0.10	$(0.06)

The table above reflects adjustments to previously reported results related the presentation of the Entertainment business as a discontinued operation. Refer to Note 14, "Discontinued Operations" for additional information.

Net income per share in each quarter is computed using the weighted-average number of shares outstanding during that quarter while net income per share for the full year is computed using the weighted-average number of shares outstanding during the year. Thus, the sum of the four quarters’ net income per share will not necessarily equal the full-year net income per share.